Earnings per share	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Earnings per share
8	Earnings per share
The table below sets forth the computation for basic and diluted net income per ordinary share for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30,
	2022 € ‘000s (Unaudited)	2021 € ‘000s (Unaudited)
Profit for the period attributable to owners of the parent	135,337	102,487
Weighted average number of ordinary shares outstanding for basic and diluted EPS*	489,266,292	462,979,116

Earnings per share, basic and diluted	0.28	0.22

*
Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to
Pre-Closing
Holders at a fixed ratio of 8.51 for 1 as described in note 4. Refer to note 10 for the ordinary shares issued and fully paid as at June 30, 2022 and 2021 reflecting the impact of the Transaction.

The dilutive earnings per share attributable to owners of the parent for the six months ended June 30, 2022, does not include 6,671,500 (2021: nil) shares relating to potential dilutive effect of the Group’s RSU awards, 50,969,088 (2021: nil) shares relating to potential dilutive effect of the Group’s earnout shares, or 33,499,986 (2021: nil) shares relating to potential dilutive effect of the Group’s warrants as to do so would be antidilutive.

10	Earnings per share
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s

Profit attributable to ordinary equity holders of the Group	235,878	149,217	(17,950)
Weighted average number of ordinary shares for basic and diluted EPS	472,171,426	462,967,450	458,274,730

Net profit per share, basic and diluted	0.50	0.32	(0.04)

As discussed in note 24, on January 27, 2022 (the ‘Closing date’) the Company completed the merger by and among SGHC, Super Group, Sports Entertainment Acquisition Corp (‘SEAC’), and Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), which resulted in the public listing of the Group. Prior to the closing date, SGHC shareholders exchanged all issued shares in SGHC for newly issued shares in Super Group at an agreed ratio of
8.51 to 1
. As a consequence of the exchange previously existing shareholders of SGHC obtained 458,721,777 ordinary shares in Super Group for no additional consideration. Shares in issue prior to January 27, 2022, have therefore been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of
8.51 for 1
.

During fiscal year 2021 the Group has entered into the share transactions detailed in note 16.1 which impact the weighted average number of ordinary shares outstanding.
On June 25, 2021 external loans with a value of €203.0 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 23,496,592 ordinary shares in the Company, in the same pro-rata proportions as the shareholding percentages just prior to this loan novation and share issue. The Company issued these shares on June 30, 2021 and has included the additional shares in their calculation of earnings per share on a prospective basis.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.

Parent [member]
Statements [Line Items]
Earnings per share
4	Earnings per share
The following table reflects the loss and share data used in the basic and diluted EPS calculations.

2021
€
Loss attributable to ordinary equity holders of the Group	(1,427,997)
W eighted average number of ordinary shares for basic and diluted EPS	1

Net loss per share, basic and diluted	(1,427,997)